Other Non Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Other Non-Financial Assets And Liabilities
Schedule of other non-financial assets
a)	The detail of other non-financial assets as of December 31, 2020 and 2019, is as follows:

	Balance as of
Other non-financial assets	Current		Non-Current
	12.31.2020	12.31.2019	12.31.2020	12.31.2019
	ThUS$	ThUS$	ThUS$	ThUS$
VAT Credit and Other Taxes	68,200	57,124	118,268	141,807
Contributions fund to Enel Distribución Goiás (1)	7,536	3,357	180,824	234,947
Ongoing services provided by third parties	9,993	10,929	—	—
Ongoing I & D and Energy Efficiency service	90,349	94,672	—	—
Judicial Deposits	—	—	267,266	340,477
Assets under construction IFRIC 12 (2)	—	—	314,825	358,289
Recoverable taxes - Pis/Cofins (3)	211,611	169,404	1,366,883	1,435,282
Prepaid expenses	53,783	18,193	—	—
Other	119,314	132,483	84,790	225,088
Total	560,786	486,162	2,332,856	2,735,890

(1) Through Law 17,555 of January 20, 2012, the state of Goiás in Brazil created the Contribution Fund for Enel Distribución Goiás (Fundo de Aporte à CELG D - FUNAC), regulated by Decree No. 7,732, dated September 28, 2012, with the purpose of collecting and allocating financial resources for reimbursement to Enel Distribución Goiás of the payments of contingencies of any nature which had  taken place up  until the transfer of equity control to Eletrobrás, which occurred during January 2015, according to the terms of the agreement between the shareholders and the management, as well as FUNAC’s cooperation terms. The resources of the aforementioned fund depend on the contributions made by the government of the State of Goiás and the credits received for lawsuits won by Enel Distribución Goiás, which occurred during January 2015, which are reimbursed to the respective fund.

During 2019, the State of Goiás enacted a law, which limits the period of coverage of Law 17,555, from January 2015 to April 2012. The Group is taking all appropriate measures to maintain the rights acquired at the time of the purchase of Enel Distribución Goiás, which are guaranteed by the State of Goiás itself, as established in the purchase and sale agreement signed on February 14, 2017. The appeals presented by the Group argue that the right to the guarantee is legal and contractual, given that the actions of the State of Goiás are clearly illegal, and the possibility that the legal actions will not result in a favorable ruling for the Company are considered remote. (see Note 35.3.b.19).

In addition, since the resources are not final, as of December 2020 and as of the 2019 year-end an impairment loss was recognized in the amount of ThUS$14,479 and ThUS$110,774,  ,  respectively, corresponding to the amount of accounts receivable generated from April 2012 to January 2015.

(2) Corresponds to assets under construction referring to concessions of the subsidiaries Enel Distribución Río S.A., Enel Distribución Ceará S.A., Enel Distribución Goiás S.A. and Enel Distribución Sao Paulo S.A.

(3) In March 2017, the Federal Supreme Court of Brazil (STF) resolved a matter of general applicability, related to the calculation of PIS and COFINS taxes. The STF confirmed the view that the ICMS tax should not be part of the base for calculation of PIS and COFINS taxes; however, the Brazilian federal government filed an appeal, in order to determine the temporary effects and make some clarifications.